POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that the undersigned, a duly authorized officer of GE Commercial Mortgage Corporation, a Delaware corporation, having its head office at 292 Long Ridge Road, Stamford, Connecticut 06927 (the “Corporation”), hereby nominates, makes, constitutes and appoints each individual listed on Schedule A attached hereto, solely in his or her capacity as an officer of LaSalle Bank National Association (the “Trustee”), the Trustee for GE Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-C1 (the “Certificates”), issued under that certain Pooling and Servicing Agreement, dated as of March 1, 2006, among the Corporation, as depositor, the Trustee, as trustee, Wachovia Bank, National Association, as servicer and LNR Partners, Inc., as special servicer (the “Agreement”), as the undersigned’s true and lawful attorney-in-fact (each, an “Attorney” and collectively, the “Attorneys”) to act with full power and authority as attorney-in-fact for the undersigned, in his capacity as an officer of the Corporation, to sign any and all amendements to the Form 10-D required to be filed with the Securities and Exchange Commission pursuant to Section 11.16(d) of the Agreement on or before April 25, 2006 (subject to permitted extensions under the Securities Exchange Act of 1934, as amended), such amendments to such Form 10-D to be in such form as is customary for securities similar to the Certificates as required by the Securities Exchange Act of 1934, as amended, and the Rules and Regulations of the Securities and Exchange Commission thereunder.

The said Attorneys shall have no power of delegation of authority hereunder.

This Power of Attorney is effective as of April 1, 2006, except that it may be revoked at any time by the undersigned and this Power of Attorney shall be deemed to expire automatically on the earlier of (i) with respect to any individual Attorney listed on Schedule A hereto (but not as to any other Attorney), the date on which such Attorney ceases to be an officer or employee of the Trustee, (ii) the date on which the Trustee ceases to be the Trustee under the Agreement or (iii) the termination of the Agreement.

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IN WITNESS WHEREOF, the undersigned has caused these presents to be executed as of the 20th day of April, 2006.

/s/ Robert Pfeiffer
ROBERT PFEIFFER

CORPORATE ACKNOWLEDGMENT

STATE OF CONNECTICUT )

            ) ss.:

COUNTY OF FAIRFIELD  )

On the 20th day of April, 2006, before me, a notary public in and for said County and State, came the individual known to me or proved to me on the basis of satisfactory evidence as ROBERT PFEIFFER, who acknowledged to me that he signed the foregoing instrument in his name and on his behalf as his voluntary act and deed.

/s/ Maria Sanchez-Perez
Notary Public

[SEAL]

SCHEDULE A

Authorized Individuals at the Trustee

Barbara Marik

Cynthia Reis

Myron Mix